Long-term investments (Details Cummins Westport) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Investment income under the equity method	$ 12,514	$ 5,838	$ 17,551
Dividends received	$ 16,633	13,398	20,464
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage	50.00%
Investment income under the equity method	$ 12,482	5,606	16,339
Dividends received	16,633	10,198	$ 20,464
Other Noncurrent Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	6,799	10,950
Maximum exposure to loss	6,799	10,950
Other Current Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	150	236
Maximum exposure to loss	$ 150	$ 236